16. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net operating loss carryforward	$ 6,850,000	$ 5,162,768
NOL expiration date	Dec. 31, 2038
Acquisitions [Member]
Net operating loss carryforward	$ 2,320,171	$ 2,320,171